EQUITY	12 Months Ended
Dec. 31, 2017
EQUITY
EQUITY

NOTE 17—EQUITY

ILG has 300 million authorized shares of common stock, par value of $0.01 per share. At December 31, 2017, there were 134.1 million shares of ILG common stock issued, of which 124.1 million are outstanding with 10.0 million shares held as treasury stock. At December 31, 2016, there were 133.5 million shares of ILG common stock issued, of which 124.7 million were outstanding with 8.9 million shares held as treasury stock.

ILG has 25 million authorized shares of preferred stock, par value of $0.01 per share, none of which are issued or outstanding as of December 31, 2017 and 2016. The Board of Directors has the authority to issue the preferred stock in one or more series and to establish the rights, preferences and dividends.

In connection with the acquisition of Vistana in May 2016, we issued 72.4 million shares of ILG common stock, valued at $1 billion as of the acquisition date, to the holders who received Vistana common stock in the spin-off from its former parent.

Dividend Declared

In February, May, August and November of 2017, our Board of Directors declared a quarterly dividend payment of $0.15 per share paid in March, June, September and December of 2017, respectively, amounting to $19 million each.

In February 2018, our Board of Directors declared a $0.175 per share dividend payable March 30, 2018 to shareholders of record on March 16, 2018.

Our ability to continue to pay dividends in the future may be restricted by covenants in our credit agreement or if we do not have sufficient surplus under Delaware law. Additionally, our Board of Directors may determine not to declare dividends if they deem this action to be in ILG’s best interests. Discontinuing payment of dividends could change the manner, timing and/or ability to realize gains on investment in ILG common stock.

Stockholder Rights Plan

In June 2009, ILG’s Board of Directors approved the creation of a Series A Junior Participating Preferred Stock, adopted a stockholders’ rights plan and declared a dividend of one right for each outstanding share of common stock held by our stockholders of record as of the close of business on June 22, 2009. On December 6, 2017, we amended the rights plan to accelerate the expiration of our preferred stock purchase rights from June 10, 2019 to December 6, 2017, which effectively terminated the rights agreement on such date and all rights expired.

Share Repurchase Program

In May 2016, our Board of Directors increased the then remaining share repurchase authorization to a total of $100 million. In November 2016, the Board authorized repurchases of up to $50 million of ILG common stock. During the year ended December 31, 2017, we repurchased 1.1 million shares for $28 million, including commissions, with $21 million available for future repurchases as of December 31, 2017. During the year ended December 31, 2016, we repurchased 6.5 million shares for $101 million, including commissions and there were no repurchases of common stock during the year ended December 31, 2015.

Acquired shares of our common stock are held as treasury shares carried at cost on our consolidated financial statements. Common stock repurchases may be conducted in the open market or in privately negotiated transactions. The amount and timing of all repurchase transactions are contingent upon market conditions, applicable legal requirements and other factors. This program may be modified, suspended or terminated by us at any time without notice.

Accumulated Other Comprehensive Loss

Entities are required to disclose additional information about reclassification adjustments within accumulated other comprehensive income/loss, referred to as AOCL including (1) changes in AOCL balances by component and (2) significant items reclassified out of AOCL in the period. For the years ended December 31, 2017, 2016 and 2015 there were no significant items reclassified out of AOCL, and the change in AOCL pertains to current period foreign currency translation adjustments, as disclosed in our accompanying consolidated statements of comprehensive income.

Noncontrolling Interests

Noncontrolling Interest—VRI Europe

In connection with the VRI Europe transaction on November 4, 2013, CLC was issued a noncontrolling interest in VRI Europe representing 24.5% of the business, which was determined based on the purchase price paid by ILG for its 75.5% ownership interest as of the acquisition date. As of December 31, 2017 and 2016, this noncontrolling interest amounts to $29 million and $26 million, respectively, and is presented on our consolidated balance sheets as a component of equity. The change from December 31, 2016 to December 31, 2017 relates to the recognition of the noncontrolling interest holder’s proportional share of VRI Europe’s earnings, as well as the translation effect on the foreign currency based amount.

The parties have agreed not to transfer their interests in VRI Europe or CLC’s related development business for a period of five years from the acquisition. In addition, they have agreed to certain rights of first refusal, and customary drag along and tag along rights, including a right by CLC to drag along ILG’s VRI Europe shares in connection with a sale of the entire CLC resort business subject to achieving minimum returns and a preemptive right by ILG. As of December 31, 2017, there have been no changes in ILG’s ownership interest in VRI Europe.

Additionally, in connection with this arrangement, ILG and CLC entered into a loan agreement whereby ILG made available to CLC a convertible secured loan facility of $15 million that matures in October of 2019 with interest payable monthly. The outstanding loan is to be repaid in full at maturity either in cash or by means of a share option exercisable by ILG, at its sole discretion, which would allow for settlement of the loan in CLC’s shares of VRI Europe for contractually determined equivalent value. ILG has the right to exercise this share option at any time prior to maturity of the loan; however, the equivalent value for these shares would be measured at a 20% premium to its acquisition date value. We have determined the value of this embedded derivative is not material to warrant bifurcating from the host instrument (loan) at this time.

Noncontrolling Interest—Hyatt Vacation Ownership

In connection with the HVO acquisition on October 1, 2014, ILG assumed a noncontrolling interest in a joint venture entity, which we fully consolidate, formed for the purpose of developing and selling VOIs. The fair value of the noncontrolling interest at acquisition was determined based on the noncontrolling party’s ownership interest applied against the fair value allocated to the respective joint venture entity. During the fourth quarter of 2016, we acquired this noncontrolling interest for $1 million and have accounted for this event as an equity transaction.

Noncontrolling Interest – HOAs

A component of ILG’s noncontrolling interest balance pertains to our consolidated HOAs and represents the proportion related to individual or third-party VOI owners. As of December 31, 2017, this noncontrolling interest amounted to $8 million and is presented on our consolidated balance sheet as a component of equity.